Trading revenues (Tables)	12 Months Ended
Dec. 31, 2018
Trading revenues
in	2018	2017	2016
Trading revenues (CHF million)
Interest rate products	757	3,228	6,231
Foreign exchange products	367	1,989	(2,529)
Equity/index-related products	(307)	(2,888)	(1,796)
Credit products	(97)	(1,096)	(2,124)
Commodity and energy products	102	86	177
Other products	(198)	(2)	354
Trading revenues	624	1,317	313
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2018	2017	2016
Trading revenues (CHF million)
Interest rate products	759	3,218	7,163
Foreign exchange products	372	1,991	(3,461)
Equity/index-related products	(481)	(2,895)	(1,738)
Credit products	(97)	(1,096)	(2,124)
Commodity and energy products	102	86	177
Other products	(199)	(4)	354
Total	456	1,300	371
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.